Guarantor Financial Information	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Guarantor Financial Information	Guarantor Financial Information
As described in Note 12 - Subsequent Event, the Company plans to commence an exchange offer to holders of the Second Lien Notes to exchange shares of its common stock and its new 3.00% Cash / 5.00% PIK Convertible Senior Secured Notes due 2024 (the "New Notes") in exchange for any and all outstanding Second Lien Notes. The New Notes, to be issued by A.M. Castle & Co. (the “Parent”), will be unconditionally guaranteed on a joint and several basis by all current and future domestic subsidiaries of the Parent (other than those designated as unrestricted subsidiaries) and the parent’s subsidiaries in Canada and Mexico (collectively, the “Guarantors”). Each guarantor is 100% owned by the Parent.
Under the proposed exchange offer, the guarantees of the Guarantors will be subject to release in limited circumstances, only upon the occurrence of certain customary conditions. There will be no significant restrictions on the ability of the parent company or any guarantor to obtain funds from its subsidiaries by dividend or loan.
The accompanying financial statements have been prepared and presented pursuant to Rule 3-10 of SEC Regulation S-X “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.” The financial statements present condensed consolidating financial information for the Parent, the
Guarantors, the non-guarantor subsidiaries (all other subsidiaries) and an elimination column for adjustments to arrive at the information for the Parent, Guarantors, and non-guarantors on a consolidated basis. The condensed consolidating financial information has been prepared on the same basis as the consolidated statements of the Parent. The equity method of accounting is followed within this financial information.

Condensed Consolidated Statements of Operations and Comprehensive Loss For the year ended December 31, 2019
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$361,232	$92,576	$106,528	$(745)	$559,591
Costs and expenses:
Cost of materials (exclusive of depreciation)	257,387	73,347	88,817	(745)	418,806
Warehouse, processing and delivery expense	59,569	11,152	6,846	—	77,567
Sales, general and administrative expense	53,467	4,782	6,308	—	64,557
Depreciation expense	7,128	982	649	—	8,759
Total costs and expenses	377,551	90,263	102,620	(745)	569,689
Operating (loss) income	(16,319)	2,313	3,908	—	(10,098)
Interest expense, net	38,792	1,076	34	—	39,902
Other income, net	(6,085)	(1,173)	672	—	(6,586)
(Loss) income before income taxes	(49,026)	2,410	3,202	—	(43,414)
Income tax (benefit) expense	(5,894)	236	759	—	(4,899)
Equity in earnings of subsidiaries	(4,617)	—	—	4,617	—
Net (loss) income	$(38,515)	$2,174	$2,443	$(4,617)	$(38,515)

Comprehensive (loss) income	$(37,541)	$1,075	$2,434	$(3,509)	$(37,541)

Condensed Consolidated Statements of Operations and Comprehensive Loss For the year ended December 31, 2018
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$379,213	$109,922	$92,934	$(99)	$581,970
Costs and expenses:
Cost of materials (exclusive of depreciation)	274,037	84,970	78,144	(99)	437,052
Warehouse, processing and delivery expense	63,660	12,807	7,168	—	83,635
Sales, general and administrative expense	58,352	4,762	5,819	—	68,933
Depreciation expense	7,462	922	698	—	9,082
Total costs and expenses	403,511	103,461	91,829	(99)	598,702
Operating (loss) income	(24,298)	6,461	1,105	—	(16,732)
Interest expense, net	31,787	1,061	324	—	33,172
Other income, net	(7,894)	1,970	(2,056)	—	(7,980)
(Loss) income before income taxes	(48,191)	3,430	2,837	—	(41,924)
Income tax (benefit) expense	(6,714)	1,593	342	—	(4,779)
Equity in earnings of subsidiaries	(4,332)	—	—	4,332	—
Net (loss) income	$(37,145)	$1,837	$2,495	$(4,332)	$(37,145)

Comprehensive (loss) income	$(48,824)	$2,082	$(242)	$(1,840)	$(48,824)

Condensed Consolidating Balance Sheet As of December 31, 2019
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1,000	$2,295	$3,138	$—	$6,433
Accounts receivable, less allowance for doubtful accounts	43,321	16,147	15,229	—	74,697
Inventories	95,252	26,154	23,005	—	144,411
Prepaid expenses and other current assets	4,074	4,190	3,399	—	11,663
Total current assets	143,647	48,786	44,771	—	237,204
Goodwill and intangible assets	8,176	—	—	—	8,176
Operating right-of-use assets	18,825	6,259	4,339	—	29,423
Other non-current assets	8,362	234	(512)	—	8,084
Investment in subsidiaries	95,599	—	—	(95,599)	—
Receivables from affiliates	60,388	60,547	8,551	(129,486)	—
Property, plant and equipment, net	38,483	5,741	3,215	—	47,439
Total assets	$373,480	$121,567	$60,364	$(225,085)	$330,326
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$32,280	$5,800	$3,665	$—	$41,745
Other current liabilities	12,615	4,231	2,048	—	18,894
Short-term borrowings	—	—	2,888	—	2,888
Total current liabilities	44,895	10,031	8,601	—	63,527
Long-term debt, less current portion	263,523	—	—	—	263,523
Payables due to affiliates	69,098	48,174	12,214	(129,486)	—
Deferred income taxes	3,637	—	138	—	3,775
Non-current operating lease liabilities	15,590	3,894	3,276	—	22,760
Other non-current liabilities	17,807	—	4	—	17,811
Stockholders’ (deficit) equity	(41,070)	59,468	36,131	(95,599)	(41,070)
Total liabilities and stockholders’ (deficit) equity	$373,480	$121,567	$60,364	$(225,085)	$330,326

Condensed Consolidating Balance Sheet As of December 31, 2018
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$3,079	$4,030	$1,559	$—	$8,668
Accounts receivable, less allowance for doubtful accounts	44,327	18,754	16,676	—	79,757
Receivables from affiliates	7	—	—	(7)	—
Inventories	104,882	28,191	27,613	—	160,686
Prepaid expenses and other current assets	6,263	6,205	3,144	—	15,612
Total current assets	158,558	57,180	48,992	(7)	264,723
Goodwill and intangible assets	8,176	—	—	—	8,176
Other non-current assets	3,789	188	316	—	4,293
Investment in subsidiaries	92,065	—	—	(92,065)	—
Receivables from affiliates	68,169	60,547	4,954	(133,670)	—
Property, plant and equipment, net	43,698	6,128	3,374	—	53,200
Total assets	$374,455	$124,043	$57,636	$(225,742)	$330,392
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$31,802	$6,014	$4,903	$—	$42,719
Payables due to affiliates	—	7	—	(7)	—
Other current liabilities	13,484	4,171	684	—	18,339
Short-term borrowings	—	—	5,498	—	5,498
Total current liabilities	45,286	10,192	11,085	(7)	66,556
Long-term debt, less current portion	245,966	—	—	—	245,966
Payables due to affiliates	65,502	55,412	12,756	(133,670)	—
Deferred income taxes	7,421	—	119	—	7,540
Other non-current liabilities	19,641	44	6	—	19,691
Stockholders’ (deficit) equity	(9,361)	58,395	33,670	(92,065)	(9,361)
Total liabilities and stockholders’ (deficit) equity	$374,455	$124,043	$57,636	$(225,742)	$330,392

Condensed Consolidating Statement of Cash Flows For the year ended December 31, 2019
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(38,515)	$2,174	$2,443	$(4,617)	$(38,515)
Equity in earnings of subsidiaries	(4,617)	—	—	4,617	—
Adjustments to reconcile net (loss) income to net cash from (used in) operating activities	38,892	4,113	6,334	—	49,339
Net cash from (used in) operating activities	(4,240)	6,287	8,777	—	10,824
Investing activities:
Capital expenditures	(2,154)	(1,337)	(530)	—	(4,021)
Proceeds from sale of property, plant and equipment	8	434	—	—	442
Net advances to subsidiaries	11,377	—	—	(11,377)	—
Net cash used in investing activities	9,231	(903)	(530)	(11,377)	(3,579)
Financing activities:
Proceeds from long-term debt including credit facilities	3,500	—	—	—	3,500
Repayments of long-term debt including credit facilities	(9,988)	—	—	—	(9,988)
Net intercompany (repayments) borrowings	—	(7,238)	(4,139)	11,377	—
Other financing	(582)	—	(2,490)	—	(3,072)
Net cash (used in) from financing activities	(7,070)	(7,238)	(6,629)	11,377	(9,560)
Effect of exchange rate changes on cash and cash equivalents	—	119	(39)	—	80
Net change in cash and cash equivalents	(2,079)	(1,735)	1,579	—	(2,235)
Cash and cash equivalents—beginning of year	3,079	4,030	1,559	—	8,668
Cash and cash equivalents—end of year	$1,000	$2,295	$3,138	$—	$6,433

Condensed Consolidating Statement of Cash Flows For the year ended December 31, 2018
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(37,145)	$1,837	$2,495	$(4,332)	$(37,145)
Equity in earnings of subsidiaries	(4,332)	—	—	4,332	—
Adjustments to reconcile net (loss) income to net cash (used in) from operating activities	17,961	(416)	(4,181)	—	13,364
Net cash (used in) from operating activities	(23,516)	1,421	(1,686)	—	(23,781)
Investing activities:
Capital expenditures	(4,130)	(848)	(709)	—	(5,687)
Proceeds from sale of property, plant and equipment	8	—	69	—	77
Net advances to subsidiaries	392	—	—	(392)	—
Net cash from (used in) investing activities	(3,730)	(848)	(640)	(392)	(5,610)
Financing activities:
Proceeds from long-term debt including credit facilities	49,954	—	—	—	49,954
Repayments of long-term debt including credit facilities	(21,130)	—	—	—	(21,130)
Net intercompany (repayments) borrowings	—	58	(450)	392	—
Other financing	(1,396)	—	(115)	—	(1,511)
Net cash from (used in) financing activities	27,428	58	(565)	392	27,313
Effect of exchange rate changes on cash and cash equivalents	—	(261)	(97)	—	(358)
Net change in cash and cash equivalents	182	370	(2,988)	—	(2,436)
Cash and cash equivalents—beginning of year	2,897	3,660	4,547	—	11,104
Cash and cash equivalents—end of year	$3,079	$4,030	$1,559	$—	$8,668